Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended													12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	Jan. 01, 2008	Jan. 31, 2007	Jan. 31, 2006	May 31, 2013 July 2012 [Member]	May 31, 2013 May 2013 [Member]	May 31, 2012 Non Vested Equity Shares Granted, In June 2009 [Member]	May 31, 2012 Non Vested Equity Shares Granted, In May 2010 [Member]	May 31, 2012 June 2011 [Member]	May 31, 2013 Non Vested Equity Shares [Member]	Jan. 31, 2011 Non Vested Equity Shares [Member]	Mar. 31, 2009 Non Vested Equity Shares [Member]	Oct. 31, 2008 Non Vested Equity Shares [Member]	Oct. 31, 2007 Non Vested Equity Shares [Member]	Feb. 28, 2007 Non Vested Equity Shares [Member]	May 31, 2013 Non Vested Equity Shares [Member] July 2012 [Member]	May 31, 2013 Non Vested Equity Shares [Member] May 2013 [Member]	May 31, 2013 Unvested Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer												16,000,000	3,000,000	4,000,000	3,000,000	2,000,000	4,000,000
Common shares issued to employees and non-employees upon the exercise of their share options	10,187,143
Common shares issued to employees upon the vesting of their shares	4,714,486
Common shares for future issuance	1,098,371
Options to purchase shares						8,000,000
Incremental common shares for grant				5,000,000	5,000,000
Common shares to add on the first business day from 2009	3,000,000
Minimum percentage of shares to be added from 2009	2.00%
Additional shares granted	2,000,000
Minimum percentage for exercise price of option	100.00%
Share-based compensation	$ 27,242	$ 24,125	$ 15,045
Value of options exercised	7,486	4,121	25,114
Granted	$ 10.33																	$ 12.19	$ 20.33
Total unrecognized compensation expense																				16,412
Weighted-average period of recognition												1 year 9 months 7 days								1 year 7 months 17 days
NES grant to employees							1,956,935	208,590	316,200	556,848	811,020
Granted shares vested date							May 31, 2015	May 31, 2014	Aug. 30, 2010	Jun. 30, 2015	May 31, 2014
Total unrecognized compensation cost related to NES												17,933
The weighted average grant date fair value of NES	$ 12.97	$ 25.11
Total fair value of shares vested	$ 16,709